ACQUISITION OF WWE (Schedule of Supplemental Financial Information of Acquiree) (Details) - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Revenue		$ 4,884,241	$ 3,224,796	$ 2,674,032
Net loss		$ 9,408	$ (35,227)	$ 0
WWE [Member]
Business Acquisition [Line Items]
Revenue	$ 382,767
Net loss	$ (73,279)